SHARE CAPITAL - Summary of stock option information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024 shares	Mar. 31, 2024 CAD ($)	Mar. 31, 2024	Mar. 31, 2024 $ / shares	Mar. 20, 2024 CAD ($)	Nov. 16, 2023	Nov. 14, 2023 CAD ($)	Sep. 26, 2023 CAD ($)	Jun. 29, 2023 CAD ($)	Mar. 31, 2023 shares	Mar. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	66,201,000		66,201,000							29,569,800	28,885,002
Number of share options exercisable in share-based payment arrangement	56,449,750		56,449,750
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days
Weighted average fair value at measurement date, share options granted		$ 39,177			$ 8		$ 10,907	$ 577	$ 4,080
Option Expiration Period One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				$ 0.25
Number of share options outstanding in share-based payment arrangement			2,350,000
Number of share options exercisable in share-based payment arrangement			2,350,000
Weighted average remaining contractual life of outstanding share options	1 year 2 months 15 days
Weighted average fair value at measurement date, share options granted		420
Option Expiration Period Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.90
Number of share options outstanding in share-based payment arrangement			500,000
Number of share options exercisable in share-based payment arrangement			500,000
Weighted average remaining contractual life of outstanding share options	1 year 3 months
Weighted average fair value at measurement date, share options granted		183
Option Expiration Period Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.00
Number of share options outstanding in share-based payment arrangement			737,500
Number of share options exercisable in share-based payment arrangement			737,500
Weighted average remaining contractual life of outstanding share options	1 year 4 months 13 days
Weighted average fair value at measurement date, share options granted		429
Option Expiration Period Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.75
Number of share options outstanding in share-based payment arrangement			270,000
Number of share options exercisable in share-based payment arrangement			260,625
Weighted average remaining contractual life of outstanding share options	1 year 6 months
Weighted average fair value at measurement date, share options granted		97
Option Expiration Period Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.75
Number of share options outstanding in share-based payment arrangement			3,000,000
Number of share options exercisable in share-based payment arrangement			3,000,000
Weighted average remaining contractual life of outstanding share options	1 year 6 months 10 days
Weighted average fair value at measurement date, share options granted		1,607
Option Expiration Period Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.75
Number of share options outstanding in share-based payment arrangement			5,700,000
Number of share options exercisable in share-based payment arrangement			5,700,000
Weighted average remaining contractual life of outstanding share options	1 year 7 months 6 days
Weighted average fair value at measurement date, share options granted		3,057
Option Expiration Period Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.88
Number of share options outstanding in share-based payment arrangement			500,000
Number of share options exercisable in share-based payment arrangement			500,000
Weighted average remaining contractual life of outstanding share options	1 year 7 months 13 days
Weighted average fair value at measurement date, share options granted		315
Option Expiration Period Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.75
Number of share options outstanding in share-based payment arrangement			375,000
Number of share options exercisable in share-based payment arrangement			375,000
Weighted average remaining contractual life of outstanding share options	1 year 7 months 17 days
Weighted average fair value at measurement date, share options granted		110
Option Expiration Period Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.91
Number of share options outstanding in share-based payment arrangement			200,000
Number of share options exercisable in share-based payment arrangement			200,000
Weighted average remaining contractual life of outstanding share options	1 year 7 months 17 days
Weighted average fair value at measurement date, share options granted		53
Option Expiration Period Ten
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.48
Number of share options outstanding in share-based payment arrangement			700,000
Number of share options exercisable in share-based payment arrangement			700,000
Weighted average remaining contractual life of outstanding share options	1 year 8 months 12 days
Weighted average fair value at measurement date, share options granted		741
Option Expiration Period Eleven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.74
Number of share options outstanding in share-based payment arrangement			1,589,100
Number of share options exercisable in share-based payment arrangement			1,589,100
Weighted average remaining contractual life of outstanding share options	1 year 8 months 15 days
Weighted average fair value at measurement date, share options granted		1,971
Option Expiration Period Twelve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.89
Number of share options outstanding in share-based payment arrangement			760,000
Number of share options exercisable in share-based payment arrangement			760,000
Weighted average remaining contractual life of outstanding share options	1 year 8 months 26 days
Weighted average fair value at measurement date, share options granted		1,027
Option Expiration Period Thirteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.89
Number of share options outstanding in share-based payment arrangement			225,000
Number of share options exercisable in share-based payment arrangement			225,000
Weighted average remaining contractual life of outstanding share options	1 year 9 months 3 days
Weighted average fair value at measurement date, share options granted		304
Option Expiration Period Fourteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				2.03
Number of share options outstanding in share-based payment arrangement			150,000
Number of share options exercisable in share-based payment arrangement			150,000
Weighted average remaining contractual life of outstanding share options	1 year 10 months 17 days
Weighted average fair value at measurement date, share options granted		218
Option Expiration Period Fifteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				2.03
Number of share options outstanding in share-based payment arrangement			150,000
Number of share options exercisable in share-based payment arrangement			150,000
Weighted average remaining contractual life of outstanding share options	1 year 10 months 17 days
Weighted average fair value at measurement date, share options granted		218
Option Expiration Period Sixteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.39
Number of share options outstanding in share-based payment arrangement			1,186,300
Number of share options exercisable in share-based payment arrangement			1,186,300
Weighted average remaining contractual life of outstanding share options	1 year 11 months 8 days
Weighted average fair value at measurement date, share options granted		1,185
Option Expiration Period Seventeen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.55
Number of share options outstanding in share-based payment arrangement			300,000
Number of share options exercisable in share-based payment arrangement			300,000
Weighted average remaining contractual life of outstanding share options	1 year 11 months 12 days
Weighted average fair value at measurement date, share options granted		360
Option Expiration Period Eighteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.36
Number of share options outstanding in share-based payment arrangement			1,575,000
Number of share options exercisable in share-based payment arrangement			1,575,000
Weighted average remaining contractual life of outstanding share options	1 year 11 months 26 days
Weighted average fair value at measurement date, share options granted		1,540
Option Expiration Period Nineteen
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.32
Number of share options outstanding in share-based payment arrangement			37,500
Number of share options exercisable in share-based payment arrangement			37,500
Weighted average remaining contractual life of outstanding share options	1 year 11 months 26 days
Weighted average fair value at measurement date, share options granted		36
Option Expiration Period Twenty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.35
Number of share options outstanding in share-based payment arrangement			250,000
Number of share options exercisable in share-based payment arrangement			250,000
Weighted average remaining contractual life of outstanding share options	2 years
Weighted average fair value at measurement date, share options granted		243
Option Expiration Period Twenty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				2.90
Number of share options outstanding in share-based payment arrangement			3,160,000
Number of share options exercisable in share-based payment arrangement			3,160,000
Weighted average remaining contractual life of outstanding share options	2 years 2 months 26 days
Weighted average fair value at measurement date, share options granted		6,589
Option Expiration Period Twenty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				2.48
Number of share options outstanding in share-based payment arrangement			215,000
Number of share options exercisable in share-based payment arrangement			215,000
Weighted average remaining contractual life of outstanding share options	2 years 4 months 17 days
Weighted average fair value at measurement date, share options granted		383
Option Expiration Period Twenty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				2.48
Number of share options outstanding in share-based payment arrangement			300,000
Number of share options exercisable in share-based payment arrangement			300,000
Weighted average remaining contractual life of outstanding share options	2 years 4 months 17 days
Weighted average fair value at measurement date, share options granted		519
Option Expiration Period Twenty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.79
Number of share options outstanding in share-based payment arrangement			975,000					975,000
Number of share options exercisable in share-based payment arrangement			975,000
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days
Weighted average fair value at measurement date, share options granted		439
Option Expiration Period Twenty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				2.87
Number of share options outstanding in share-based payment arrangement			195,000
Number of share options exercisable in share-based payment arrangement			195,000
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days
Weighted average fair value at measurement date, share options granted		403
Option Expiration Period Twenty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				3.15
Number of share options outstanding in share-based payment arrangement			545,000
Number of share options exercisable in share-based payment arrangement			545,000
Weighted average remaining contractual life of outstanding share options	2 years 5 months 26 days
Weighted average fair value at measurement date, share options granted		1,105
Option Expiration Period Twenty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.72
Number of share options outstanding in share-based payment arrangement			500,000			500,000
Number of share options exercisable in share-based payment arrangement			125,000
Weighted average remaining contractual life of outstanding share options	2 years 7 months 17 days
Weighted average fair value at measurement date, share options granted		81
Option Expiration Period Twenty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.50
Number of share options outstanding in share-based payment arrangement			1,250,000
Number of share options exercisable in share-based payment arrangement			1,250,000
Weighted average remaining contractual life of outstanding share options	2 years 9 months
Weighted average fair value at measurement date, share options granted		1,352
Option Expiration Period Twenty Nine
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				3.15
Number of share options outstanding in share-based payment arrangement			20,000
Number of share options exercisable in share-based payment arrangement			20,000
Weighted average remaining contractual life of outstanding share options	2 years 9 months
Weighted average fair value at measurement date, share options granted		18
Option Expiration Period Thirty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.13
Number of share options outstanding in share-based payment arrangement			1,075,600
Number of share options exercisable in share-based payment arrangement			1,075,600
Weighted average remaining contractual life of outstanding share options	2 years 11 months 1 day
Weighted average fair value at measurement date, share options granted		878
Option Expiration Period Thirty One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				3.15
Number of share options outstanding in share-based payment arrangement			40,000
Number of share options exercisable in share-based payment arrangement			40,000
Weighted average remaining contractual life of outstanding share options	2 years 11 months 1 day
Weighted average fair value at measurement date, share options granted		25
Option Expiration Period Thirty Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.02
Number of share options outstanding in share-based payment arrangement			400,000
Number of share options exercisable in share-based payment arrangement			400,000
Weighted average remaining contractual life of outstanding share options	2 years 11 months 4 days
Weighted average fair value at measurement date, share options granted		295
Option Expiration Period Thirty Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.00
Number of share options outstanding in share-based payment arrangement			65,000
Number of share options exercisable in share-based payment arrangement			65,000
Weighted average remaining contractual life of outstanding share options	3 years 3 months
Weighted average fair value at measurement date, share options granted		32
Option Expiration Period Thirty Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.00
Number of share options outstanding in share-based payment arrangement			20,000
Number of share options exercisable in share-based payment arrangement			20,000
Weighted average remaining contractual life of outstanding share options	3 years 4 months 13 days
Weighted average fair value at measurement date, share options granted		14
Option Expiration Period Thirty Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				1.00
Number of share options outstanding in share-based payment arrangement			220,000
Number of share options exercisable in share-based payment arrangement			190,625
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Weighted average fair value at measurement date, share options granted		95
Option Expiration Period Thirty Six
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.44
Number of share options outstanding in share-based payment arrangement			11,310,000
Number of share options exercisable in share-based payment arrangement			6,805,000
Weighted average remaining contractual life of outstanding share options	4 years 3 months
Weighted average fair value at measurement date, share options granted		3,297
Option Expiration Period Thirty Seven
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.79
Number of share options outstanding in share-based payment arrangement			235,000					235,000
Number of share options exercisable in share-based payment arrangement			105,000
Weighted average remaining contractual life of outstanding share options	4 years 5 months 26 days
Weighted average fair value at measurement date, share options granted		98
Option Expiration Period Thirty Eight
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				0.72
Number of share options outstanding in share-based payment arrangement			25,100,000			25,100,000
Number of share options exercisable in share-based payment arrangement			20,412,500
Weighted average remaining contractual life of outstanding share options	4 years 7 months 17 days
Weighted average fair value at measurement date, share options granted		9,438
Option Expiration Period Forty
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares				$ 0.56
Number of share options outstanding in share-based payment arrangement			20,000
Number of share options exercisable in share-based payment arrangement			5,000
Weighted average remaining contractual life of outstanding share options	4 years 11 months 19 days
Weighted average fair value at measurement date, share options granted		$ 2